Longterm investments, net (Tables)	12 Months Ended
Dec. 31, 2020
Long-term investments, net
Schedule of changes in the Group's long-term investments

			Equity
			investments
			measured
			under
			measurement
		Investments	alternative
	Investments in	accounted	and NAV	Long‑term
	equity method	for at fair	practical	time
	investees	values	expedient	deposits	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Balance at December 31, 2017	74,522	282,752	21,500	1,198	379,972
Investments made	24,230	30,000	42,500	—	96,730
Acquired in a business combination	800	—	—	—	800
Income (loss) from investment	1,762	—	—	6	1,768
Fair value change through earnings	—	(61,545)	8,744	—	(52,801)
Dividends received	(8,000)	—	—	—	(8,000)
Balance at December 31, 2018	93,314	251,207	72,744	1,204	418,469
Investments made	300,030	1,365,773	37,057	215,000	1,917,860
Income (loss) from investment	12,882	—	—	—	12,882
Investment impairment	(1,500)	—	—	—	(1,500)
Fair value change through earnings	—	(38,384)	34,422	—	(3,962)
Disposal of investment	(800)	—	—	—	(800)
Dividends received	(8,000)	—	—	—	(8,000)
Transfer to short-term investments	—	—	—	(1,204)	(1,204)
Balance at December 31, 2019	395,926	1,578,596	144,223	215,000	2,333,745
Investments made	339,577	657,550	13,996	—	1,011,123
Income (loss) from investment	(10,924)	—	—	—	(10,924)
Investment impairment	(26,650)	—	(9,000)	—	(35,650)
Exchange adjustments	—	(75,219)	—	—	(75,219)
Fair value change through earnings	—	128,548	20,413	9,752	158,713
Disposal of investment	—	—	(790)	—	(790)
Dividends received	(8,000)	(26,559)	(4,057)	—	(38,616)
Transfer to short‑term investments	—	(202,067)	—	—	(202,067)
Balance at December 31, 2020	689,929	2,060,849	164,785	224,752	3,140,315

Schedule of carrying amount and fair value of investments

		Gross	Gross
		unrealized	unrealized	Exchange	Dividends
	Cost basis	gains	losses	adjustments	received	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	200,000	—	(106,623)	—	—	93,377
Unlisted equity securities (ii)	203,154	5,801	—	—	—	208,955
Loan receivables measured at fair value (ii)	29,834	—	—	—	—	29,834
Wealth management product (iii)	1,246,430	—	—	—	—	1,246,430
December 31, 2019	1,679,418	5,801	(106,623)	—	—	1,578,596
Marketable securities (i)	200,000	—	(96,379)	—	—	103,621
Unlisted equity securities (ii)	203,154	35,140	—	—	—	238,294
Loan receivables measured at fair value (ii)	29,834	11,685	—	—	—	41,519
Wealth management product (iii)	1,703,980	75,213	—	(75,219)	(26,559)	1,677,415
December 31, 2020	2,136,968	122,038	(96,379)	(75,219)	(26,559)	2,060,849
(i)	Marketable securities — investments in Dongyirisheng Home Improvement Group Inc. (“Dongyirisheng”)

The Group accounted for the investment in Donyirisheng, a listed Company on the Shenzhen Stock Exchange, at fair value through earnings. The fair values as of December 31, 2019 and 2020 are RMB93 million and RMB104 million, respectively. The marketable securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(ii)	Investment in IFM Investments Limited (“IFM”)

In October 2017, the Group purchased 10% ownership in IFM, a company focusing on real estate agency business in the PRC, through subscription of 308,084,916 convertible redeemable preferred shares newly issued by IFM at an aggregated subscription price of RMB60 million. Concurrent with the preferred share investment, the Group entered into a convertible note purchase agreement on August 14, 2017 to purchase convertible notes issued by IFM in the principal amount of US$ equivalent of RMB40 million with maturity period of 30 months and interest rate per annum of 12%. The convertible notes were convertible into IFM’s preferred shares at a discounted price. The Group elected the fair value option to measure the preferred share investments and the entire convertible note with the assistance of an independent valuation firm.

As of December 31, 2018, the fair value of the Group’s equity investment in IFM and convertible note was approximately RMB56 million and RMB50 million, respectively.

11. Long-term investments, net (Continued)

In 2019, the Group launched many incentive programs to incentivize real estate brokerage firms to join the Group’s platform. IFM is one of the leading firms in the real estate agency business industry. In May, 2019, to incentivize IFM to join the Group’s platform, the Group made additional investment of RMB308 million to acquire certain percentage of IFM’s preferred and ordinary shares, converted the convertible note into preferred shares and provided RMB130 million loan to IFM’s controlling shareholder, which is secured by 17.5% ownership of IFM. Total consideration of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB438 million. The fair value of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB120.1 million on the transaction date. The difference of RMB317.9 million between the consideration paid and the fair value received was considered and recognized as deemed marketing expenses. As of December 31, 2019 and 2020, the Group held 37.6% in IFM and continued to account for the investment in IFM and loan to IFM’s controlling shareholder at fair value amounting to RMB225.4 million and RMB267.4 million. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurements.

Other than the equity investment in IFM, the investment in unlisted equity securities was primarily equity investments in a private company focusing on home improvement business in the PRC.

(iii)	Wealth management products

In December 2019, the Group invested RMB1.05 billion (US$150 million) in a wealth management product with variable interest rate issued by a financial institution in Hong Kong. The wealth management product has an original maturity of three years, thus is classified as a long-term investment as a whole in the Company’s financial statements. In October 2020, the Group invested RMB657.6 million (US$100 million) in some wealth management products with variable interest rates issued by a financial institution in Hong Kong, with maturity of 2 to 5 years. As of December 31, 2019 and 2020, the fair value of the wealth management products was RMB1,046.4 million and RMB1,677.4 million, respectively. Other long-term wealth management products are deposits with variable interest rates or principal not-guaranteed with certain financial institutions in the PRC.